Stockholders' (Deficit) Equity (Details) (USD $)	1 Months Ended				12 Months Ended		1 Months Ended
	Feb. 29, 2008	Jan. 31, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Automaker	Nov. 18, 2011 Japanese Equipment Manufacturer	Apr. 30, 2011 Issuance of Common Stock	Sep. 30, 2009 Issuance of Common Stock
Common stock offered in initial public offering (in shares)							20,184,067	32,407,576
Common stock offering price per share							$ 6.00	$ 13.50
Number of shares sold by the company	900,000	693,000						31,727,075
Common stock sold by selling stockholders (in shares)								680,501
Net proceeds from public offering, including shares sold under underwriters' option							$ 115,200,000	$ 391,800,000
Common stock issued in conjunction with cash as consideration for an investment (in shares)					479,282
Number of shares of common stock issued pursuant to stock purchase agreement			134,342,974	105,194,073		8,237,232
Value of shares of common stock issued pursuant to a stock purchase agreement			$ 134,000	$ 105,000		$ 25,000,000